IMPACTS ON APPLICATION OF NEW STANDARDS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Disclosure of detailed information about the impact on adoption of IFRS 9 [Table Text Block]
The measurement categories and carrying amount for financial instruments as of December 31, 2018, under IFRS 9 (2013) and the new categories in IFRS 9 (2014) are shown below:

	Note	Original classification under IFRS 9 (2013)	New Classification under IFRS 9 (2014)	Original carrying amount under IFRS 9 (2013)	New carrying amount under IFRRS 9 (2014)	Impact to equity
Financial assets
Cash and cash equivalents	4	Amortized cost	Amortized cost	18,165,644	18,165,644	-
Debt securities (a)	5.1	FVTPL	FVOCI	2,105,230	2,106,468	1,238
Debt securities	5.1	FVTPL	FVTPL	8,596,625	8,596,947	322
Debt securities (b)	5.1	Amortized cost	FVOCI	850,535	884,884	34,349
Debt securities (c)	5.1	Amortized cost	FVTPL	176,229	180,976	4,747
Debt securities	5.1	Amortized cost	Amortized cost	3,130,804	3,121,981	(8,823)
Equity securities	5.2	FVTPL	FVTPL	988,455	988,455	-
Equity securities	5.2	FVOCI	FVOCI	529,375	529,375	-
Derivatives	5.3	FVTPL	FVTPL	1,134,372	1,134,372	-
Loans and financial leases	6	Amortized cost	Amortized cost	152,244,991	151,209,930	(1,035,061)
Total financial Assets				187,922,260	186,919,032	(1,003,228)

	Note	Original classification under IFRS 9 (2013)	New Classification under IFRS 9 (2014)	Original carrying amount under IFRS 9 (2013)	New carrying amount under IFRRS 9 (2014)	Impact to equity
financial liabilities
Customer deposits	14	Amortized cost	Amortized cost	131,959,215	131,959,215	-
Interbank	15	Amortized cost	Amortized cost	1,084,591	1,084,591	-
Repos	15	Amortized cost	Amortized cost	3,236,128	3,236,128	-
Derivatives	5.2	FVTPL	FVTPL	945,853	945,853	-
Financial liabilities	16	Amortized cost	Amortized cost	13,822,152	13,822,152	-
Issued debt securities	17	Amortized cost	Amortized cost	19,648,714	19,704,624	(55,910)
Other liabilities	20	N/A	N/A	151,789	139,999	11,790
Total financial liabilities				170,848,442	170,892,562	(44,120)

The application of revised accounting policies responsive to IFRS 9 resulted in the following adjustments:

(a)
LETES (El Salvador Public Treasury Bills) issued by the Government of El Salvador which amounted to COP 129,962, bonds issued by the Government of Guatemala to COP 206,031, bonds issued by The Republic of Panama to COP 923,787 and treasury bonds of the United States of America to COP (
475,428
), among others, were reclassified from
fair value through profit or loss (FVTPL) to fair value through other comprehensive income (FVOCI). These investments are now held within a business model whose objective is achieved by both collecting contractual cash flows and selling them in the market.

(b)
Bonds issued by the Government of Guatemala which amounted to COP 558,516 and term deposit certificates in foreign currency to COP
292,019
have been reclassified from the category Amortized
cost to, FVOCI. The business model on which such instruments are now held achieves its objective not only collecting the contractual cash flows, but both collecting contractual cash flows and selling them in the market.

(c)
Bonds issued by the Guatemalan Government which amounted to COP 166,608 and corporate bonds of other Guatemalan issuers to COP
9,621
have been reclassified from
amortized cost to FVTPL. Those instruments are now managed for selling them in the market, instead of obtaining the contractual cash flows.

Disclosure of detailed information about reconciliation of the carrying amount and measurement categories in accordance with IFRS 9 [Table Text Block]
The reconciliation of the carrying amount and measurement categories between IFRS 9 (2013) and IFRS 9 (2014) as of January 1, 2017 for debt instruments is described below:

	Closing balance as of December 31, 2017 under IFRS 9 (2013)	Reclassification	Remeasurement (1)	Opening balance as of January 1, 2018 under IFRS 9 (2014)
Debt instruments at fair value Through profit or loss
Initial balance	10,701,855	-	322	10,702,177
Reclassification to fair value through other comprehensive income (OCI)		(2,105,230)	-	(2,105,230)
Reclassification from Amortized cost		176,229	4,747	180,976
Final balance	10,701,855	(1,929,001)	5,069	8,777,923
Debt instruments measured at amortized cost
Initial balance	4,157,568	-	(8,823)	4,148,745
Reclassification to fair through profit or loss		(176,229)	-	(176,229)
Reclassification to fair value through other comprehensive income (OCI)		(850,535)	-	(850,535)
Final balance	4,157,568	(1,026,764)	(8,823)	3,121,981
Debt instruments measured at fair value through other comprehensive income
Initial balance	-	-	-	-
Reclassification from fair value through profit or loss		2,105,230	1,238	2,106,468
Reclassification from amortized cost		850,535	34,349	884,884
Final balance	-	2,955,765	35,587	2,991,352
Total changes in balances, reclassifications and re-measurements of financial assets	14,859,423	-	31,833	14,891,256

(1)	The effects presented contain changes due to the measurement of investment from Amortized cost to fair value and new loss allowance for credit risk of those instruments classified as amortized cost

Disclosure of detailed information about the impact on allowance for credit losses under the incurred loss model and the expected credit losses model in accordance with IFRS 9 [Table Text Block]
Impairment:
The impact of the allowance for credit losses at the end of 2017, under the incurred loss model of IAS 39 and the new allowance under the expected credit losses model determined in accordance with IFRS 9 to January 1, 2018, is presented below:

	December 31, 2017 under IAS 39	Remeasurement	January 1, 2018 under IFRS 9
Financial Instruments
Impairment of loan portfolio at amortized cost and financial leasing operations	8,223,103	1,035,061	9,258,164
Impairment of debt instruments at amortized cost	1,201	8,823	10,024
Impairment of debt instruments at fair value through other comprehensive income	-	5,705	5,705
Other liabilities (loan commitments and guarantees)	151,789	(11,790)	139,999
Total allowance for credit losses	8,376,093	1,037,799	9,413,892

Disclosure of detailed information about the impact on retained arising from a change in measurement attribute on the entitys transition to IFRS 9 [Table Text Block]
Retained earnings:
The following table analyses the impact of transition to IFRS 9 on Retained earnings:

Impact of adopting IFRS 9 (2014)
In millions of COP
Retained earnings
Closing balance as of 31 December 2017 under IFRS 9 (2013)	3,568,182
Recognition of expected credit losses under IFRS 9 (2014) for debt instruments at FVOCI	(4,837)
Recognition of expected credit losses under IFRS 9 (2014) for debt instruments at Amortized cost	(8,736)
Reclassification of investments in Debt instruments	24,126
Recognition of expected credit losses under IFRS 9 (2014) for loans and financial leases	(948,785)
Recognition of expected credit losses under IFRS 9 (2014) for Financial guarantees and loan commitments	16,990
Recognition of Debt modifications that do not result in derecognition	(55,910)
Diferred tax	245,512
Total impact to retained earnings	(731,640)
Opening balance as of (01 January 2018) under IFRS 9 (2014)	2,836,542
Non-controling interest	(18,141)
Effect of adoption of IFRS 9 (2014) in retained earnings	(749,781)